Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Employees
Employee Benefit Plans [Line Items]
Employer contributions to plan	$ 8.8	$ 8.3	$ 8.0
Foreign Employees
Employee Benefit Plans [Line Items]
Employer contributions to plan	$ 6.2	$ 5.8	$ 4.6